Equity-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity-Based Compensation
Equity-Based Compensation

(5)  Equity-Based Compensation

Our general and administrative expenses include equity-based compensation costs allocated by Antero to us for grants made pursuant to: (i) the Antero Resources Corporation Long‑Term Incentive Plan (the “Antero LTIP”) (ii) profits interests awards valued in connection with the Antero reorganization pursuant to its initial public offering of common stock, which closed on October 16, 2013, and (iii) the Midstream LTIP.  Equity‑based compensation expense allocated to us was $3.3 million and $6.6 million for the three months ended June 30, 2014 and 2015, respectively, and $5.3 million and $12.4 million for the six months ended June 30, 2014 and 2015, respectively. These expenses were allocated to us based on our proportionate share of Antero’s direct labor costs.  Antero has unamortized expense totaling approximately $197 million as of June 30, 2015 related to its various equity-based compensation plans and the Midstream LTIP. A portion of this will be allocated to us as it is amortized over the remaining service period of the related awards.

Midstream LTIP

Our general partner manages our operations and activities and employs the personnel who provide support to our operations. In connection with the IPO, our general partner adopted the Midstream LTIP, pursuant to which non‑employee directors of our general partner and certain officers, employees and consultants of our general partner and its affiliates are eligible to receive awards representing ownership in the Partnership. An aggregate of 10,000,000 common units may be delivered pursuant to awards under the Midstream LTIP, subject to customary adjustments.  A total of 7,654,863 common units are available for future grant under the Midstream LTIP as of June 30, 2015. Restricted units and phantom units granted under the Midstream LTIP vest subject to the satisfaction of service requirements, upon the completion of which common units in the Partnership are delivered to the holder of the restricted units or phantom units. Compensation related to each restricted unit and phantom unit award is recognized on a straight-line basis over the requisite service period of the entire award.  The grant date fair values of these awards are determined based on the closing price of the Partnership’s common units on the date of grant. These units are accounted for as if they are distributed by the Partnership to Antero. Antero recognizes compensation expense for the units awarded and a portion of that expense is allocated to the Partnership. Antero allocates equity-based compensation expense to the Partnership based on our proportionate share of Antero’s direct labor costs. The Partnership’s portion of the equity-based compensation expense is included in general and administrative expenses.

A summary of restricted unit and phantom unit awards activity during the six months ended June 30, 2015 is as follows:

		Weighted average	Aggregate
	Number of units	grant date fair value	intrinsic value (in thousands)
Total awarded and unvested, December 31, 2014	2,381,440	$29.00	$65,490
Granted	12,057	$24.88	$—
Vested	—	$—	$—
Forfeited	(48,360)	$29.00	$—
Total awarded and unvested, June 30, 2015	2,345,137	$28.98	$67,165

Intrinsic values are based on the closing price of the Partnership’s common units on the referenced dates.  Unamortized expense of $57 million at June 30, 2015 is expected to be recognized by Antero over a weighted average period of approximately 3.3 years. A proportionate share of the expense will be allocated to us as it is recognized by Antero.

(5)  Equity-Based Compensation

Our general and administrative expenses include equity-based compensation costs allocated by Antero to us for grants made pursuant to: (i) the Antero Resources Corporation Long‑Term Incentive Plan (the “Antero LTIP”) (ii) profits interests awards valued in connection with the Antero reorganization pursuant to its initial public offering of common stock, which closed on October 16, 2013, and (iii) the Midstream LTIP.  Equity‑based compensation expense allocated to us was $24.3 million and $11.6 million for the year ended December 31, 2013 and 2014, respectively. These expenses were allocated to us based on our proportionate share of Antero’s direct labor costs.  Antero has unamortized expense totaling approximately $208.5 million as of December 31, 2014 related to its various equity-based compensation plans and the Midstream LTIP. A portion of this will be allocated to us as it is amortized over the remaining service period of the related awards.

Midstream LTIP

Our general partner manages our operations and activities and employs the personnel who provide support to our operations. In connection with the IPO, our general partner adopted the Midstream LTIP, pursuant to which non‑employee directors of our general partner and certain officers, employees and consultants of our general partner and its affiliates are eligible to receive awards representing ownership in the Partnership. An aggregate of 10,000,000 common units may be delivered pursuant to awards under the Midstream LTIP, subject to customary adjustments.  A total of 7,618,560 common units are available for future grant under the Midstream LTIP as of December 31, 2014. Restricted units and phantom units granted under the Midstream LTIP vest subject to the satisfaction of service requirements, upon the completion of which common units in the Partnership are delivered to the holder of the restricted units or phantom units. Compensation related to each restricted unit and phantom unit award is recognized on a straight-line basis over the requisite service period of the entire award.  The grant date fair values of these awards are determined based on the closing price of the Partnership’s common units on the date of grant. These units are accounted for as if they are distributed by the Partnership to Antero. Antero recognizes compensation expense for the units awarded and a portion of that expense is allocated to the Partnership. Antero allocates equity-based compensation expense to the Partnership based on our proportionate share of Antero’s direct labor costs. The Partnership’s portion of the equity-based compensation expense is included in general and administrative expenses.

A summary of restricted unit and phantom unit awards activity during the year ended December 31, 2014 is as follows:

		Weighted average	Aggregate
	Number of units	grant date fair value	intrinsic value (in thousands)
Total awarded and unvested, December 31, 2013	—	$—	$—
Granted	2,381,440	$29.00	$—
Vested	—	$—	$—
Forfeited	—	$—	$—
Total awarded and unvested—December 31, 2014	2,381,440	$29.00	$65,490

Intrinsic values are based on the closing price of the Partnership’s common units on the referenced dates.  Unamortized expense of $66.7 million at December 31, 2014 is expected to be recognized over a weighted average period of approximately 3.8 years and our proportionate share will be allocated to us as it is recognized.